Certain Relationships and Related Transactions	12 Months Ended
Apr. 27, 2013
Certain Relationships and Related Transactions
21.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third parties are at least as favorable to the Company as could have been obtained from unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third parties. In addition, management and internal audit annually analyzes all existing related party agreements and transactions and reviews them with the Audit Committee.

The Company completed the acquisition (the Acquisition) of B&N College from Leonard Riggio and Louise Riggio (the Sellers) on September 30, 2009. In connection with the closing of the

Acquisition, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, with interest of 8% per annum payable on the unpaid principal amount, which was paid on December 15, 2010 in accordance with its scheduled due date, and (ii) a junior subordinated note in the principal amount of $150,000 (the Junior Seller Note), payable in full on the fifth anniversary of the closing of the Acquisition, with interest of 10% per annum payable on the unpaid principal amount. The Junior Seller Note was and is unsecured and subordinated to the obligations under the 2009 Credit Facility, the 2011 Amended Credit Facility and the 2013 Amended Credit Facility, as applicable, as well as certain other senior obligations. The Company may prepay the Junior Seller Note at any time without premium or penalty to the extent not prohibited by the 2013 Amended Credit Facility and senior debt documents. Pursuant to a settlement agreed to on June 13, 2012, the Sellers agreed to waive $22,750 of the purchase price by waiving a corresponding principal amount (and interest on such principal amount) of the Junior Seller Note.

B&N College has a long-term supply agreement (Supply Agreement) with MBS Textbook Exchange, Inc. (MBS), which is majority owned by Leonard Riggio, Stephen Riggio (formerly the Company’s Vice Chairman and Chief Executive Officer) and other members of the Riggio family. MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Pursuant to the Supply Agreement, which has a term of ten years, and subject to availability and competitive terms and conditions, B&N College will continue to purchase new and used printed textbooks for a given academic term from MBS prior to buying them from other suppliers, other than in connection with student buy-back programs. Additionally, the Supply Agreement provides for B&N College to sell to MBS certain textbooks that B&N College cannot return to suppliers or use in its stores. MBS pays B&N College commissions based on the volume of these textbooks sold to MBS each year and with respect to the textbook requirements of certain distance learning programs that MBS fulfills on B&N College’s behalf. MBS paid B&N College $8,106, $10,941 and $13,031 related to these commissions in fiscal 2013, fiscal 2012 and fiscal 2011, respectively. In addition, the Supply Agreement contains restrictive covenants that limit the ability of B&N College and the Company to become a used textbook wholesaler and that place certain limitations on MBS’s business activities. B&N College and Barnes & Noble.com also entered into an agreement with MBS in fiscal 2011 pursuant to which MBS agrees to purchase at the end of a given semester certain agreed upon textbooks which B&N College and Barnes & Noble.com shall have rented to students during such semester. Total sales to MBS under this program were $772, $13,339 and $506 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively. In addition, B&N College entered into an agreement with MBS in fiscal 2011 pursuant to which MBS purchases books from B&N College, which have no resale value for a flat rate per box. Total sales to MBS under this program were $503, $364 and $427 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

The Company purchases new and used textbooks directly from MBS. Total purchases were $93,514, $101,980 and $102,573 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively. MBS sells used books through the Barnes & Noble.com dealer network. Barnes & Noble.com earned a commission of $3,441, $4,661 and $5,474 on the MBS used book sales in fiscal 2013, fiscal 2012 and fiscal 2011, respectively. In addition, Barnes & Noble.com hosts pages on its website through which Barnes & Noble.com customers are able to sell used books directly to MBS. Barnes & Noble.com is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to Barnes & Noble.com were $104, $160 and $184 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively. In fiscal 2013, Barnes & Noble Booksellers entered into an agreement with MBS Direct, a division of MBS, pursuant to which the marketplace program on the Barnes & Noble.com website was made available on the MBS Direct website. The Company receives a fee from third party sellers for sales of marketplace items sold on the MBS Direct website and, upon receipt of such fee, remits a separate fee to MBS Direct for those sales. There have been no commissions paid to MBS Direct during fiscal 2013. Total outstanding amounts payable to MBS and MBS Direct for all arrangements net of any amounts due were $24,860 and $24,025 for fiscal 2013 and fiscal 2012, respectively.

In fiscal 2010, the Company’s wholly owned subsidiary Barnes & Noble Bookquest LLC (Bookquest) entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace program on the Barnes & Noble.com website was made available on the TXTB website. In fiscal 2012, Bookquest was merged into Barnes & Noble.com. Barnes & Noble.com receives a fee from third party sellers for sales of marketplace items and, upon receipt of such fee, Barnes & Noble.com remits a separate fee to TXTB for any marketplace items sold on the TXTB website. Total commissions paid to TXTB were $302, $559 and $775 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. Outstanding amounts payable to TXTB were $3, $6 and $8 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively. In fiscal 2011, Barnes & Noble.com entered into an agreement with TXTB pursuant to which Barnes & Noble.com became the exclusive provider of trade books to TXTB customers through www.textbooks.com. TXTB receives a commission from Barnes & Noble.com on each purchase by a TXTB customer. Total commissions paid to TXTB were $78, $148 and $0 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. Outstanding amounts payable to TXTB under this agreement were $1, $1 and $4 for fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $159, $1,015 and $932 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity in which Leonard Riggio has a majority interest and expires in 2013; the second location is leased from an entity in which Leonard Riggio has a minority interest and expires in 2016. The space was rented at an aggregate annual rent including real estate taxes of approximately $5,098, $4,843 and $4,868 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. The Company leases one of its B&N College stores from a partnership owned by Leonard and Stephen Riggio, pursuant to a lease expiring in 2014. Rent of $862, $862 and $862 was paid during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. The Company leases an office/warehouse from a partnership in which Leonard Riggio has a 50% interest, pursuant to a lease expiring in 2023. The space was rented at an annual rent of $707, $759 and $763 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. Net of subtenant income, the Company paid $275, $376 and $246 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

GameStop Corp. (GameStop), a company in which Leonard Riggio was a five percent beneficial shareholder until October 14, 2010 and a member of the Board of Directors until 2011, operates departments within some of the Company’s bookstores. GameStop pays a license fee to the Company in an amount equal to 7% of the gross sales of such departments, which totaled $989 during fiscal 2011. GameStop sold new and used video games and consoles on the Barnes & Noble.com website up until May 1, 2011, when the agreement between GameStop and Barnes & Noble.com terminated. Barnes & Noble.com received a commission on sales made by GameStop. For fiscal 2011, the commission earned by Barnes & Noble.com was $356. Until June 2005, GameStop participated in the Company’s workers’ compensation, property and general liability insurance programs. The costs incurred by the Company under these programs were allocated to GameStop based upon GameStop’s total payroll expense, property and equipment, and insurance claim history. GameStop reimbursed the Company for these services for $51 during fiscal 2011. Although GameStop secured its own insurance coverage, costs are continuing to be incurred by the Company on insurance claims which were made under its programs prior to June 2005 and any such costs applicable to insurance claims against GameStop will be charged to GameStop at the time incurred.

The Company is provided with national freight distribution, including trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard and Stephen Riggio owns a 20% interest, pursuant to a transportation agreement expiring in 2014 (following an automatic renewal of the agreement by its terms in 2012 for an additional two-year term, although at all times the agreement requires a two-year notice to terminate). The Company paid Argix $54,768, $49,437 and $53,909 for such services during fiscal 2013, fiscal 2012 and fiscal 2011, respectively, of which approximately 74%, 73% and 72% were remitted by Argix to its subcontractors for fiscal 2013, fiscal 2012 and fiscal 2011, respectively, which subcontractors are not related to the Company. At the time of the agreement, the cost of freight delivered to the stores by Argix was comparable to the prices charged by publishers and the Company’s other third party freight distributors. However, due to higher contracted fuel surcharge and transportation costs, Argix’s rates were higher than the Company’s other third party freight distributors. As a result, the Company amended its existing agreement with Argix effective January 1, 2009. The amendment provides the Company with a $3,000 annual credit to its freight and transportation costs for the remaining life of the existing agreement. The $3,000 annual credit expired with the April 1, 2012 renewal of the agreement. While the terms are currently unfavorable due to the higher fuel surcharges, the Company’s management believes these additional charges are mitigated by the additional delivery services that Argix provides. These additional services are beneficial to store productivity which is not consistently met by other third party freight distributors. Argix provides B&N College with transportation services under a separate agreement that expired and was renewed in 2011. The renewed agreement expires in 2013. The Company believes that the transportation costs that B&N College paid to Argix are comparable to the transportation costs charged by third party distributors. B&N College paid Argix $1,069, $1,294 and $1,477 for such services during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. Argix also leased office and warehouse space from the Company in Jamesburg, New Jersey, pursuant to a lease expiring in 2011. This lease was renewed for additional space in 2011. However, the Company subsequently sold the warehouse on December 29, 2011. The Company charged Argix $1,514 and $2,719 for such leased space and other operating costs incurred on its behalf prior to the sale of the warehouse during fiscal 2012 and fiscal 2011, respectively.

The Company uses Digital on Demand as its provider of music and video database equipment and services. Leonard Riggio owns a minority interest in Digital on Demand. The agreement with Digital on Demand was terminated on May 31, 2011. The Company paid Digital on Demand $185 and $1,932 for music and video database equipment and services during fiscal 2012 through the date of termination and fiscal 2011, respectively.

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation (Liberty Media), pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act (see Note 15).

The Company purchases trade books, primarily craft and hobby books, from Leisure Arts, Inc. (Leisure Arts), a subsidiary of Liberty Media. Total purchases from Leisure Arts following the date of the Liberty investment were $45 and $59 during fiscal 2013 and fiscal 2012. In fiscal 2013, the Company entered into agreements with Starz Entertainment LLC (Starz Entertainment), then a subsidiary of Liberty Media, pursuant to which Starz Entertainment registered for the NOOK developer program whereby Starz applications were made available for consumer download on NOOK®devices. Separately, the Company entered into a License Agreement with Starz Media, LLC (Starz Media and, together with Starz Entertainment, Starz) in fiscal 2013, pursuant to which Starz granted certain video resale rights to the Company in exchange for royalty payments to Starz Media on such sales. Starz was spun-off from Liberty Media on January 11, 2013. Total payments to Starz during fiscal 2013 prior to January 11, 2013 were $17. In fiscal 2013, the Company entered into an agreement with Sirius XM Radio, Inc. (Sirius), a subsidiary of Liberty Media, pursuant to which Sirius registered for the NOOK developer program whereby Sirius applications were made available for consumer download on NOOK® devices. Total commissions received from Sirius during fiscal 2013 were $0.

In fiscal 2012, the Company entered into agreements with third parties who sell Barnes & Noble products through QVC and Home Shopping Network (HSN), which were at such time affiliates of Liberty Media. The entity that indirectly holds the Barnes & Noble investment (Liberty Media) is currently a separate public company from the entity that owns QVC and HSN (Liberty Interactive). Liberty Media was split-off (the Split-Off) from Liberty Interactive on September 28, 2011. No products were sold to the third parties from August 18, 2011, the date of the investment through the date of the Split-Off. The Company also purchased Halloween costumes from BuySeasons Inc. (BuySeasons), a subsidiary of Liberty Interactive. Total purchases from BuySeasons following the date of the Liberty investment and prior to the date of the Split-Off were $33. On July 19, 2011, the Company renewed a one-year contract with Commerce Technologies, Inc. (Commerce Hub), a subsidiary of Liberty Interactive, who provides services to help facilitate and integrate sales with drop-ship vendors. Total fees paid to Commerce Hub following the date of the Liberty investment and prior to the date of the Split-Off were $22. The Company purchases textbooks from AI2, Inc. (AI2), a subsidiary of Liberty Interactive. There were no purchases from AI2 following the date of the Liberty investment and prior to the date of the Split-Off. The Company paid commissions to Liberty Interactive Advertising (LIA), a subsidiary of Liberty Interactive, who serves as the exclusive premium advertising sales agency for the Company. Total commissions paid to LIA following the date of the Liberty investment and prior to the date of the Split-Off were $5.